INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK	12 Months Ended
Dec. 31, 2018
Disclosure of interests in subsidiaries [text block] [Abstract]
Disclosure of interests in subsidiaries [text block]

24    Investment in subsidiary undertakings of the Bank

	2018 £m	2017 £m
At 1 January	32,878	31,135
Additions and capital injections	110	2,362
Capital contributions	73	–
Capital repayments	(210)	–
Disposals	(103)	(317)
Adjustment on vesting of businesses (see below)	–	(127)
Impairment	(92)	(175)
At 31 December	32,656	32,878

On 1 October 2017, pursuant to a Banking Business Transfer Scheme under Part VII of the Financial Services and Markets Act 2000 approved by the Court on 12 September 2017, the business and the majority of the assets and liabilities of two of the Bank’s subsidiaries, Lloyds Bank Private Banking Limited and Scottish Widows Bank plc, were transferred to the Bank. This gave rise to a credit of £278 million directly in the Bank’s equity, being equal to the net assets transferred less the carrying value of the Bank’s investment in the two subsidiaries.

Certain subsidiary companies currently have insufficient distributable reserves to make dividend payments, however, there were no further significant restrictions on any of the Company’s subsidiaries in paying dividends or repaying loans and advances. All regulated banking and insurance subsidiaries are required to maintain capital at levels agreed with the regulators; this may impact those subsidiaries’ ability to make distributions.